Commitments, guarantees, contingencies and other disclosures (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2020	March 31, 2021	March 31, 2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn Oil & Gas	31,464	15,547	213

Aluminium sector
Lanjigarh Refinery (Phase II)	15,728	11,877	162
Jharsuguda 1.25 MTPA smelter	4,140	4,630	63

Zinc sector
Zinc India (mines expansion, solar and smelter)	9,123	3,625	50
Gamsberg mining & milling project	1,306	938	13

Copper sector
Tuticorin Smelter 400 KTPA*	27,913	29,951	410

Others	16,112	18,722	256

Total	105,786	85,290	1,167

*	currently contracts are under suspension under the force majeure clause as per the contract

Summary of Commitments Related to the Minimum Work Programme
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2020	March 31, 2021	March 31, 2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India (OALP - Oil and Gas blocks)	58,409	56,254	769